Related Party Balances (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 SH Guotong USD ($)	Dec. 31, 2012 SH Guotong CNY	Dec. 31, 2011 SH Guotong CNY	Dec. 31, 2012 Bitcool Media USD ($)	Dec. 31, 2012 Bitcool Media CNY	Dec. 31, 2011 CE BJ CNY	Dec. 31, 2011 CE Soft BJ CNY	Dec. 31, 2011 Nanjing Chiguan Technology Development Company Limited CNY	Dec. 31, 2011 Chen Sheng CNY		Dec. 31, 2011 Zhang Jun CNY		Dec. 31, 2011 Hsiao Shang-Wen CNY		Dec. 31, 2011 Xiao Feng CNY		Dec. 31, 2011 Lai Ningning CNY		Dec. 31, 2011 Wang Yanguo CNY		Dec. 31, 2011 Lin Xiaodong CNY		Dec. 31, 2011 Li Heyang CNY		Dec. 31, 2011 Li Mei CNY		Dec. 31, 2012 Tianjin GuanBang Network Technology Company Limited USD ($)	Dec. 31, 2012 Tianjin GuanBang Network Technology Company Limited CNY	Dec. 31, 2011 Tianjin GuanBang Network Technology Company Limited CNY	Dec. 31, 2012 Concept Network Limited USD ($)	Dec. 31, 2012 Concept Network Limited CNY	Dec. 31, 2011 Concept Network Limited CNY	Dec. 31, 2011 Beijing Shi Dai Tong Lian Technology Company Limited CNY	Dec. 31, 2011 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") CNY	Dec. 31, 2012 Beijing Huibang USD ($)	Dec. 31, 2012 Beijing Huibang CNY	Dec. 31, 2012 Sellers of Fastweb USD ($)	Dec. 31, 2012 Sellers of Fastweb CNY
Amount due from related parties
Amount due from related parties	$ 3,006	18,726	41,643	$ 594	3,702	92	$ 2,412	15,024	2	9	2,480	4,053	[1]	12,483	[1]	1,452	[1]	8,269	[1]	8,269	[1]	2,087	[1]	1,937	[1]	401	[1]	109	[1]
Amount due to related parties current
Amount due to related parties current	16,860	105,037	96,618																											6,355	39,592	21,209	7,665	47,755	43,656	25,069	6,684	131	815	2,709	16,875
Amount due to related parties non-current:
Amount due to related parties non-current	$ 13,855	86,316	124,493																											$ 1,079	6,723	40,216	$ 7,061	43,992	84,277					$ 5,715	35,601

[1]	Collectively, "the Nine Executives"